Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,976,980	$ 430,107	$ 448,754
Accounts receivable	3,750		849
Inventory	136,902	228,163	360,214
Prepaids and other current assets	188,006	308,183	64,522
Total current assets	2,305,638	966,453	874,339
Property and equipment, net	191,663	127,524	128,627
Other assets	652,045	43,783	57,713
Total assets	3,149,346	1,137,760	1,060,679
Current liabilities:
Accounts payable	566,059	967,315	485,577
Accrued liabilities	387,538	516,152	345,644
Note payable	1,471,799	1,463,244	1,581,390
Related party convertible bridge notes		4,875,000	1,000,000
Total current liabilities	2,425,396	7,821,711	3,412,611
Accrued liabilities, noncurrent			41,127
Preferred stock warrant liabilities		623,672	685,213
Total liabilities	2,425,396	8,445,383	4,138,951
Stockholders’ deficit:
Common stock	35,066,274	6,556	6,556
Additional paid-in capital		22,395,684	22,308,256
Deficit accumulated during the development stage	(34,342,324)	(29,904,925)	(25,588,146)
Total stockholders’ deficit	723,950	(7,307,623)	(3,078,272)
Total liabilities and stockholders’ deficit	3,149,346	1,137,760	1,060,679
Series A Preferred Stock [Member]
Stockholders’ deficit:
Convertible Preferred Stock		23,863	23,863
Series B Preferred Stock [Member]
Stockholders’ deficit:
Convertible Preferred Stock		$ 171,199	$ 171,199